Income Taxes - Summary of Tax Losses Carryforwards and their Years of Expiration (Detail) $ in Millions	Dec. 31, 2025 MXN ($)
Major components of tax expense (income) [abstract]
2030	$ 2,884
2031	1
2032	1
2033	1
2034 and thereafter	3,242
No expiration (Brazil)	5,826
Total	$ 11,955